UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05749

THE CHINA FUND, INC.

(Exact name of registrant as specified in charter)

c/o STATE STREET BANK AND TRUST COMPANY

2 AVENUE DE LAFAYETTE

P.O. BOX 5049

BOSTON, MA 02206-5049

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Tracie A. Coop Secretary The China Fund, Inc. 4 Copley Place, 5th Floor Boston, MA 02116	Leonard B. Mackey, Jr., Esq. Clifford Chance U.S. LLP 31 West 52nd Street New York, New York 10019

Registrant’s telephone number, including area code: (888) 246-2255

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1. Schedule of Investments.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS
CHINA
Beverages — (1.1%)
Yantai Changyu Pioneer Wine Co., Ltd.	688,855	$4,646,112

TOTAL CHINA — (Cost $5,808,831)	1.1%	4,646,112

CHINA — “A” SHARES
IT Services — (5.4%)
HAND Enterprise Solutions Co., Ltd. #†	7,963,936	21,591,132

TOTAL CHINA — “A” SHARES — (Cost $2,242,372)	5.4%	21,591,132

TOTAL CHINA (INCLUDING “A” SHARES) — (Cost $8,051,203)	6.5%	26,237,244

HONG KONG
Commercial Services & Supplies — (3.4%)
China Everbright International, Ltd. †(2)	26,100,000	13,564,561

Communications Equipment — (0.7%)
Comba Telecom Systems Holdings, Ltd. (2)	10,958,500	2,953,640

Electronic Equipment & Instruments — (3.7%)
Digital China Holdings, Ltd. †	9,603,000	15,034,390

Food Products — (0.0%)
Chaoda Modern Agriculture (Holdings), Ltd. ^#(1)(2)	26,651,357	—

Gas Utilities — (2.5%)
Enn Energy Holdings, Ltd.	2,680,000	10,212,980

Health Care Equipment & Supplies — (1.0%)
Golden Meditech Co., Ltd. *#	35,040,000	3,931,367

Hotels, Restaurants & Leisure — (0.0%)
FU JI Food & Catering Services *^#(1)	5,462,000	—

Internet Software & Services — (1.7%)
Tencent Holdings, Ltd.	234,200	7,001,007

Oil, Gas & Consumable Fuels — (4.4%)
CNOOC, Ltd.	5,547,000	11,230,989
Kunlun Energy Co., Ltd. (2)	3,906,000	6,306,622

		17,537,611

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
HONG KONG (continued)
Personal Products — (1.8%)
Natural Beauty Bio-Technology, Ltd. #	47,710,000	$7,260,251

Real Estate Management & Development — (3.0%)
China Resources Land, Ltd. (2)	3,436,000	6,947,994
Sun Hung Kai Properties, Ltd.	427,000	5,327,691

		12,275,685

Semiconductors & Semiconductor Equipment — (1.3%)
ASM Pacific Technology, Ltd. (2)	410,700	5,312,340

Specialty Retail — (0.7%)
Zhongsheng Group Holdings, Ltd. (2)	2,662,000	2,849,354

Transportation Infrastructure — (1.4%)
Shenzhen International Holdings, Ltd.	85,795,000	5,421,485

Wireless Telecommunication Services — (4.3%)
China Mobile, Ltd. (2)	1,461,000	17,154,986

TOTAL HONG KONG — (Cost $126,868,485)	29.9%	120,509,657

HONG KONG — “H” SHARES
Automobiles — (1.4%)
Qingling Motors Co., Ltd. #	24,836,000	5,540,998

Commercial Banks — (2.9%)
Industrial & Commercial Bank of China (2)	20,630,000	11,839,120

Commercial Services & Supplies — (0.6%)
Fook Woo Group Holdings, Ltd. *#(1)(2)	25,314,000	2,236,205

Health Care Providers & Services — (2.2%)
Sinopharm Group Co., Ltd. (2)	3,051,600	8,972,690

Machinery — (2.2%)
CSR Corp., Ltd. (2)	12,212,000	8,992,555

Oil, Gas & Consumable Fuels — (1.2%)
China Coal Energy Co., Ltd. (2)	5,296,000	4,883,309

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
HONG KONG — “H” SHARES (continued)
Pharmaceuticals — (4.0%)
China Medical System Holdings, Ltd. #	32,211,300	$15,951,432

TOTAL HONG KONG — “H” SHARES — (Cost $55,149,077)	14.5%	58,416,309

TOTAL HONG KONG (INCLUDING “H” SHARES) — (Cost $182,017,562)	44.4%	178,925,966

SINGAPORE
Semiconductors & Semiconductor Equipment — (0.7%)
CDW Holding, Ltd. #†	38,861,000	2,749,452

TOTAL SINGAPORE — (Cost $1,142,532)	0.7%	2,749,452

TAIWAN
Computers & Peripherals — (1.1%)
Advantech Co., Ltd.	1,284,000	4,559,340

Electronic Equipment & Instruments — (3.6%)
Delta Electronics Inc.	1,615,000	5,465,450
WT Microelectronics Co., Ltd. #	7,122,000	9,177,804

		14,643,254

Food Products — (2.1%)
Uni-President Enterprises Corp.	4,945,335	8,310,240

	Face Amount
Insurance — (1.3%)
Taiwan Life Insurance Co., Ltd., 4.0%, 12/28/14 #@(1)	$200,000,000	5,295,991

	Shares
Machinery — (3.1%)
Hiwin Technologies Corp. (2)	1,355,000	12,536,884

Multiline Retail — (3.9%)
Taiwan FamilyMart Co., Ltd. #	3,208,652	15,726,326

Real Estate Management & Development — (1.9%)
Ruentex Development Co., Ltd.	4,416,301	7,509,589

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
COMMON STOCK AND OTHER EQUITY INTERESTS (continued)
TAIWAN (continued)
Semiconductors & Semiconductor Equipment — (6.5%)
Epistar Corp. (2)	3,390,000	$6,352,188
Taiwan Semiconductor Manufacturing Co., Ltd.	7,306,000	19,731,133

		26,083,321

TOTAL TAIWAN — (Cost $75,170,199)	23.5%	94,664,945

UNITED STATES
Media — (1.2%)
Focus Media Holding, Ltd. (2)	250,437	4,953,644

TOTAL UNITED STATES — (Cost $5,976,531)	1.2%	4,953,644

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS — (Cost $272,358,027)	76.3%	307,531,251

EQUITY LINKED SECURITIES
Beverages — (4.3%)
Kweichow Moutai Co., Ltd. Access Product (expiration 01/20/15) 144A,*(4)	46,898	1,825,270
Kweichow Moutai Co., Ltd. Access Product (expiration 10/26/15) 144A,*(3)	204,751	8,004,249
Wuliangye Yibin Co., Ltd. Access Product (expiration 01/20/15) 144A,*(4)	1,403,507	7,757,183

		17,586,702

Household Durables — (1.3%)
Gree Electric Appliances, Inc. Access Product (expiration 01/17/14) 144A,*(4)	1,549,900	5,320,807

Insurance — (1.8%)
Ping An Insurance (Group) Company of China, Ltd. Access Product (expiration 04/01/13) 144A,*(3)	1,012,355	7,104,505

Machinery — (1.7%)
Zhengzhou Yutong Bus Co., Ltd. Access Product (expiration 04/08/14) 144A,*(3)	780,389	2,822,667

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Shares	Value (Note A)
EQUITY LINKED SECURITIES (continued)
Machinery (continued)
Zhengzhou Yutong Bus Co., Ltd. Access Product (expiration 01/20/15) 144A,*(4)	1,114,199	$4,012,231

		6,834,898

TOTAL EQUITY LINKED SECURITIES — (Cost $31,489,498)	9.1%	36,846,912

DIRECT INVESTMENTS(5)
Food Products — (3.8%)
Zong Su Foods (acquired 09/21/10) *#†(1)(6)	2,677	15,307,086

Health Care Providers & Services — (3.9%)
China Bright (acquired 08/27/10) *#†(1)(6)	14,665,617	15,641,055

Semiconductors & Semiconductor Equipment — (0.0%)
China Silicon Corp. Common Stock, (acquired 01/08-09/10) *^#(1)	2,301,863	—
China Silicon Corp., Series A Preferred (acquired 11/30/07) *^#(1)	27,418	—

TOTAL DIRECT INVESTMENTS — (Cost $36,599,297)	7.7%	30,948,141

COLLATERAL FOR SECURITIES ON LOAN
State Street Navigator Securities Lending Prime Portfolio	59,435,019	59,435,019

TOTAL COLLATERAL FOR SECURITIES ON LOAN — (Cost $59,435,019)	14.7%	59,435,019

SHORT TERM INVESTMENTS
UNITED STATES
Repurchase Agreement with State Street Bank and Trust, 0.01%, 08/01/12 (7)	9,584,000	9,584,000

TOTAL UNITED STATES — (Cost $9,584,000)	2.4%	9,584,000

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2012 (Unaudited)

		Value (Note A)
TOTAL INVESTMENTS** — (Cost $409,465,841)	110.2%	444,345,323

OTHER ASSETS AND LIABILITIES	(10.2)%	(41,079,055)

NET ASSETS	100.0%	$403,266,268

Notes to Schedule of Investments

*	Denotes non-income producing security.
^	Security is deemed worthless.
#	Illiquid security.
†	Affiliated issuer (see Note B).
@	The bond contains a feature or option to be converted into common stock.
(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.
(2)	A portion or all of the security was held on loan. As of July 31, 2012, the market value of the securities loaned was $77,074,845.
(3)	Equity linked securities issued by Credit Lyonnais (CLSA).
(4)	Equity linked securities issued by Citigroup Global Markets Holdings.
(5)	Direct investments are generally restricted as to resale and do not have a readily available resale market. On the date of acquisition of each direct investment, there were no market quotations on similar securities, and such investments were therefore initially valued in good faith by the Board of Directors at fair market value. The securities continue to be valued in good faith by the Board of Directors at fair market value as of July 31, 2012.
(6)	The security contains a put option which allows the Fund to sell the investment for a value at least equal to the purchase price under certain circumstances.
(7)	Repurchase agreement, dated 07/31/12, due 08/01/12 with repurchase proceeds of $9,584,003 is collateralized by US Treasury Notes, 0.375%, due 04/15/15 with a market value of $9,779,593.

144A Securities restricted for resale to Qualified Institutional Buyers in the United States or to non-US persons. At July 31, 2012, these restricted securities amounted to $36,846,912, which represented 9.14% of total net assets.

**	At July 31, 2012, aggregate cost for federal tax purposes was $409,465,841. Gross unrealized appreciation of investments was $85,426,234 and gross unrealized depreciation of investments was $50,546,752, resulting in net unrealized appreciation of investments of $34,879,482.

NOTE A – Portfolio securities listed on recognized United States or foreign security exchanges are valued at the last quoted sales price in the principal market where they are traded. Listed securities with no such sales price and unlisted securities are valued at the mean between the current bid and asked prices, if any, from brokers. Short-term investments having maturities of sixty days or less are valued at amortized cost (original purchase cost as adjusted for amortization of premium or accretion of discount) which when combined with accrued interest approximates market value. Securities for which market quotations are not readily available are valued at fair value in good faith by or at the direction of the Board of Directors considering relevant factors, data and information including, if relevant, the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded. Direct Investments are valued at fair value as determined by or at the direction of the Board of Directors based on financial and other information supplied by the Direct Investment Manager regarding each Direct Investment. Forward currency contracts are valued at the current cost of offsetting the contract. Equity linked securities are valued at fair value primarily based on the value(s) of the underlying security (or securities), which normally follows the same methodology as the valuation of securities listed on recognized exchanges.

The Fund’s investments in Chinese companies involve certain risks not typically associated with investments in securities of U.S. companies or the U.S. Government, including risks relating to (1) social, economic and political uncertainty; (2) price volatility, lesser liquidity and smaller market capitalization of securities markets in which securities of Chinese companies trade; (3) currency exchange fluctuations, currency blockage and higher rates of inflation; (4) controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; (5) governmental involvement in and control over the economy; (6) risk of nationalization or expropriation of assets; (7) the nature of the smaller, less seasoned and newly organized Chinese companies, particularly in China; and (8) the absence of uniform accounting, auditing and financial reporting standards, practices and disclosure requirements and less government supervision and regulation.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2012 (Unaudited)

Fair Value Measurement

The Fund has adopted fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

•	Level 3 – Inputs that are unobservable.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at value:

ASSETS VALUATION INPUT

Description	Level 1	Level 2	Level 3	Total
COMMON STOCK AND OTHER EQUITY INTERESTS
Automobiles	$5,540,998	$—	$—	$5,540,998
Beverages	4,646,112	—	—	4,646,112
Commercial Banks	11,839,120	—	—	11,839,120
Commercial Services & Supplies	13,564,561	—	2,236,205	15,800,766
Communications Equipment	2,953,640	—	—	2,953,640
Computers & Peripherals	4,559,340	—	—	4,559,340
Electronic Equipment & Instruments	29,677,644	—	—	29,677,644
Food Products	8,310,240	—	0^	8,310,240
Gas Utilities	10,212,980	—	—	10,212,980
Health Care Equipment & Supplies	3,931,367	—	—	3,931,367
Health Care Providers & Services	8,972,690	—	—	8,972,690
Hotels, Restaurants & Leisure	—	—	0^	—
IT Services	21,591,132	—	—	21,591,132
Insurance	—	—	5,295,991	5,295,991
Internet Software & Services	7,001,007	—	—	7,001,007
Machinery	21,529,439	—	—	21,529,439
Media	4,953,644	—	—	4,953,644
Multiline Retail	15,726,326	—	—	15,726,326
Oil, Gas & Consumable Fuels	22,420,920	—	—	22,420,920
Personal Products	7,260,251	—	—	7,260,251
Pharmaceuticals	15,951,432	—	—	15,951,432
Real Estate Management & Development	19,785,274	—	—	19,785,274
Semiconductors & Semiconductor Equipment	34,145,113	—	—	34,145,113
Specialty Retail	2,849,354	—	—	2,849,354
Transportation Infrastructure	5,421,485	—	—	5,421,485
Wireless Telecommunication Services	17,154,986	—	—	17,154,986

TOTAL COMMON STOCK AND OTHER EQUITY INTERESTS	299,999,055	—	7,532,196	307,531,251

EQUITY LINKED SECURITIES
Beverages	—	17,586,702	—	17,586,702
Household Durables	—	5,320,807	—	5,320,807
Insurance	—	7,104,505	—	7,104,505
Machinery	—	6,834,898	—	6,834,898

TOTAL EQUITY LINKED SECURITIES	—	36,846,912	—	36,846,912

DIRECT INVESTMENTS
Food Products	—	—	15,307,086	15,307,086
Health Care Providers & Services	—	—	15,641,055	15,641,055
Semiconductors & Semiconductor Equipment	—	—	0^	—

TOTAL DIRECT INVESTMENTS	—	—	30,948,141	30,948,141

COLLATERAL FOR SECURITIES ON LOAN	59,435,019	—	—	59,435,019

SHORT TERM INVESTMENTS UNITED STATES	—	9,584,000	—	9,584,000

TOTAL INVESTMENTS	$359,434,074	$46,430,912	$38,480,337	$444,345,323

^	Security is deemed worthless.

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2012 (Unaudited)

The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. As of July 31, 2012, there were no transfers between Level 1 and Level 2. Fook Woo Holdings, Ltd. was transferred from Level 1 to Level 3 and Chaoda Modern Agriculture (Holdings), Ltd. was transferred from Level 2 to Level 3 because trading has been suspended on both securities and were fair valued under the direction of the Board of Directors.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the nine months ended July 31, 2012:

Investments in Securities	Balance as of October 31, 2011	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2012	Change in Unrealized Appreciation (Depreciation) from Investments Held at July 31, 2012
COMMON STOCK AND OTHER EQUITY INTERESTS
Commercial Services & Supplies	$—	$—	$—	$(2,621,214)	$4,857,419	$—	$2,236,205	$(2,621,214)
Food Products	—	—	—	(2,831,599)	2,831,599	—	—	(2,831,599)
Hotels, Restaurants & Leisure	—	—	—	—	—	—	—	—
Insurance	5,446,821	—	—	(150,830)	—	—	5,295,991	(150,830)

	5,446,821	—	—	(5,603,643)	7,689,018	—	7,532,196	(5,603,643)

DIRECT INVESTMENTS
Food Products	16,000,429	—	—	(693,343)	—	—	15,307,086	(693,343)
Health Care Providers & Services	16,507,082	—	—	(866,027)	—	—	15,641,055	(866,027)
Semiconductors & Semiconductor Equipment	—	—	—	—	—	—	—	—

	32,507,511	—	—	(1,559,370)	—	—	30,948,141	(1,559,370)

	$37,954,332	$—	$—	$(7,163,013)	$7,689,018	$—	$38,480,337	$(7,163,013)

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”).” ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. In addition, ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Direct Investments: The Fund may invest up to 25% of the net proceeds from its offering of its outstanding common stock in direct investments; however, the Board of Directors of the Fund has suspended additional investments in direct investments. Direct investments are generally restricted and do not have a readily available resale market. Because of the absence of any public trading market for these investments, the Fund may take longer to liquidate these positions than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices on these sales could be less than those originally paid by the Fund. Issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protections requirements applicable to publicly traded securities. The value of these securities at July 31, 2012 was $30,948,141 or 7.7% of the Fund’s net assets. The table below details the acquisition date, cost, and value of the Fund’s direct investments as determined by the Board of Directors of the Fund. The Fund does not have the right to demand that such securities be registered.

Security	Acquisition Date(s)	Cost	Value
China Bright	08/27/2010	$14,969,436	$15,641,055
China Silicon Corp., Series A Preferred	11/30/2007	5,171,016	—
China Silicon Corp. Common Stock	01/08 - 09/10	1,458,811	—
Zong Su Foods	09/21/2010	15,000,034	15,307,086

		$36,599,297	$30,948,141

THE CHINA FUND, INC.

SCHEDULE OF INVESTMENTS (continued)

July 31, 2012 (Unaudited)

NOTE B – INVESTMENTS IN NON-CONTROLLED AFFILIATES*:

Name of Issuer	Balance of Shares/Par Held October 31, 2011	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares/Par Held July 31, 2012	Value July 31, 2012	Income From Non-Controlled Affiliates	Gain / (Loss) Realized on Sale of Shares as of July 31, 2012
CDW Holding, Ltd.	48,182,000	—	9,321,000	38,861,000	$2,749,452	$172,600	$324,085
China Bright	14,665,617	—	—	14,665,617	15,641,055	—	—
China Everbright International, Ltd.	—	26,100,000	—	26,100,000	13,564,561	84,070	—
China Medical System Holdings, Ltd. (1)(2)	90,442,200	30,874,100	89,105,000	32,211,300	15,951,432	494,189	38,385,629
China Silicon Corp. Common Stock (2)	2,301,863	—	—	2,301,863	—	—	—
China Silicon Corp., Series A Preferred (2)	27,418	—	—	27,418	—	—	—
Comba Telecom Systems Holdings, Ltd. (2)	—	10,958,500	—	10,958,500	2,953,640	93,773	—
Digital China Holdings, Ltd.	—	9,603,000	—	9,603,000	15,034,390	—	—
HAND Enterprise Solutions Co., Ltd. Common	11,238,137	—	3,274,201	7,963,936	21,591,132	689	7,504,639
Huiyin Household Appliances Holdings Co., Ltd. (2)	160,413,750	—	160,413,750	—	—	—	(24,317,410)
Taiwan Life Insurance Co., Ltd. (2)	200,000,000	—	—	200,000,000	5,295,991	223,975	—
Zong Su Foods	2,677	—	—	2,677	15,307,086	—	—

*	Affiliated issuers, as defined in the 1940 Act as amended, include issuers in which the Fund held 5% or more of the outstanding voting securities.
(1)	Additional shares acquired resulting from a corporate action.
(2)	Not affiliated as of July 31, 2012.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this Form N-Q that includes the disclosure required by this paragraph based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certification required by Rule 30a-2(a) of the 1940 Act (17 CFR 270.30a-2(a)) is attached as an exhibit to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE CHINA FUND, INC.

By:	/s/ Adam Phua
Adam Phua
President and Chief Executive Officer

Date:	September 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam Phua
Adam Phua
President and Chief Executive Officer

Date:	September 13, 2012

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer

Date:	September 13, 2012